Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Nov. 06, 2014
Payden Absolute Return Bond Fund | Prospectus-Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN ABSOLUTE RETURN BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return that is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 6, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the Fund’s first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund's Absolute Return Strategy seeks to have positive absolute returns over the long term, regardless of different market environments. To achieve this goal, the Fund seeks to provide total return, whether through price appreciation, or income, or a combination of both. It seeks opportunities by employing a flexible approach that evaluates security attractiveness globally, both inside and outside the U.S. Downside risk protection is a part of the Strategy, but there is no guarantee or implication that negative returns will be avoided. The reference benchmark for the Fund's Absolute Return Strategy is the one-month London Inter-Bank Offered Rate ("LIBOR").
  Under normal market conditions, the Fund will invest at least 80% of its investable assets (net assets plus borrowing for investment purposes, if any) in bonds or investments that provide exposure to bonds. Investments in "bonds" may include, but are not limited to (1) debt securities issued or guaranteed by the U.S. Government, and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-related securities, including collateralized mortgage-backed obligations and commercial mortgage-backed obligations; (4) U.S. and foreign asset-backed debt securities, including collateralized debt obligations and collateralized loan obligations; (5) loans, including floating rate loans, and (6) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax.
  The Fund may also invest in (1) convertible bonds and preferred stock; (2) real estate investment trusts; and (3) equity securities and equity-related securities and master limited partnerships. In evaluating these types of investments, Payden seeks instruments consistent with the income generating focus of the Fund.
  The Fund invests in both investment grade debt securities and securities rated below investment grade (commonly called "junk bonds"). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  The Fund will invest in both developed and emerging markets. In making these investments, the Fund invests in securities payable in U.S. dollars and foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar. However, the Fund may also choose to have currency exposure through outright currency purchases unrelated to a foreign currency-denominated security.
  The Fund may invest in exchange-traded funds (ETFs) and other registered mutual funds to gain exposure to various markets consistent with the investment objective.
  The Fund may invest in many different types of derivatives, such as futures, forwards, swaps and options. However, the Fund expects to focus on the following types of derivatives. Futures transactions will be actively employed to manage interest rate sensitivity. Similarly, currency forwards will be actively employed to manage the Fund's currency exposure. In addition but to a lesser extent, the Fund expects to use options, interest rate swaps and credit default swaps for portfolio hedging purposes or to gain more efficient exposure to a market. Such derivative positions may be taken with the primary purpose of establishing a view on market volatility, but not on any specific market direction.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund's minimum or maximum average portfolio maturity. Maturity is the date when each bond or other debt security pays back its principal. In addition, there may be circumstances when the duration of the Fund is negative to protect against rising interest rates. Duration is an analytic measure of the Fund's sensitivity to interest rate movements. The absolute return nature of the Fund, combined with its emphasis on tracking against the one-month LIBOR, will generally lead to durations that are between 5 years and negative 2 years.
  The Fund is "non-diversified," which means that Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most funds that invest in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the instruments. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.
  Credit Risk. Debt instruments are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Recent Market Events Risk. The global financial crisis that began in 2008 caused a significant decline in the value and liquidity of certain securities and unprecedented volatility in capital markets. In response to the crisis, the U.S. government and the Federal Reserve Board, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping short-term interest rates low. The withdrawal of this support, or investor perception that such efforts are not succeeding, could negatively affect financial markets generally, as well as reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult. Regardless of whether the Fund invests in securities of issuers located in, or with significant exposure to, countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by these risks.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns. Moreover, purchasing stocks perceived to be undervalued brings additional risks. For example, the issuing company’s condition may worsen instead of improve, or the pace and extent of any improvement may be less than expected.
  Derivatives – Futures. There are several risks associated with the use of futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
  Derivatives – Forwards. With respect to currency forwards, the Fund may use such instruments to manage its exposure to foreign currencies or to engage in these transactions for the purpose of increasing the Fund’s return. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. The value of a foreign currency forward contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies — the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign governmental restrictions or taxes also could result in adverse changes in the cost of acquiring or disposing of foreign currencies.
  Non-Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund has not been presented because the Fund has not been in operation for a full calendar year as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund has not been presented because the Fund has not been in operation for a full calendar year as of the date of this Prospectus.
Payden Absolute Return Bond Fund | Prospectus-Investor Class | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	$ 342

[1]	Other Expenses are based on estimated amounts for the Fund's first fiscal year.
[2]	Payden & Rygel ("Payden") has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) exceed 0.70%. This agreement has an initial term ending November 6, 2015; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees. The Fund remains liable to Payden for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized. However, for the Fund in any given year, the level of reimbursement cannot cause the Fund's annual expense ratio to exceed the contractual expense limitation.